Inventories, Net - Inventories, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 52	$ 66
Work in process	854	1,376
Finished goods	207	437
Inventory net	$ 1,113	$ 1,879